INCOME TAXES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets (liabilities):
Net operating loss carryforward	$ 933,063	$ 340,489
Total deferred tax assets	933,063	340,489
Valuation Allowance	(933,063)	(340,489)
Net Deferred tax assets